Business and Basis of Presentation	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Basis of Presentation	BUSINESS AND BASIS OF PRESENTATION
Pruco Life Insurance Company of New Jersey (the "Company" or "PLNJ") is a wholly-owned subsidiary of Pruco Life Insurance Company (“Pruco Life”), which in turn is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”). Prudential Insurance is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). PLNJ is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only, and sells such products primarily through affiliated and unaffiliated distributors.

Basis of Presentation

On January 1, 2023, the Company adopted ASU 2018-12, Financial Services— Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, which provided new authoritative guidance impacting the accounting and disclosure requirements for long-duration insurance and investment contracts issued by the Company. See “Adoption of ASU 2018-12” below for additional information regarding this adoption, including the impacts to the Company’s 2022 and 2021 financial statements from implementing the new accounting standard as well as the transition impacts recorded as of January 1, 2021. See Note 2 for additional details regarding the key policy changes effected by this ASU and updated accounting policies resulting from the adoption of this ASU for the years ended December 31, 2022 and 2021 presented in the Financial Statements.

The Financial Statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP"). Intercompany balances and transactions have been eliminated.

Adoption of ASU 2018-12

In August 2018, the FASB issued ASU 2018-12, Financial Services—Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts which provides new authoritative guidance impacting the accounting and disclosure requirements for long-duration insurance and investment contracts issued by the Company. The Company adopted this guidance, effective January 1, 2023, using the modified retrospective transition method, where permitted, for changes to the liability for future policy benefits and deferred policy acquisition costs ("DAC") and related balances, and using the retrospective transition method, as required, for market risk benefits. The Company applied the guidance as of the transition date of January 1, 2021 and retrospectively adjusted prior period amounts for the years ended December 31, 2022 and 2021 for financial statements to reflect the new guidance. The Company has not retrospectively adjusted its financial statements for the year ended December 31, 2020 to reflect the adoption of ASU 2018-12, consistent with the Division of Corporation Finance’s Financial Reporting Manual Section 11410.1.

As of December 31, 2022 and 2021, the impact of adoption is primarily from remeasuring in force contract liabilities using upper-medium grade fixed income instrument yields as reported in future policy benefits, other changes in reserves, and market risk benefits.

The following tables present amounts as previously reported in 2022, the effect upon those amounts from the adoption of the new guidance under ASU 2018-12, and the adjusted amounts that are reflected in the Financial Statements included herein.
Statements of Financial Position:

	December 31, 2022
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
Deferred policy acquisition costs	$364,494	$(12,620)	$351,874
Reinsurance recoverables	3,258,526	(160,278)	3,098,248
Income tax assets	67,126	489	67,615
Market risk benefit assets	0	558,624	558,624
Other assets	16,207	32,184	48,391
TOTAL ASSETS	$20,178,046	$418,399	$20,596,445
Policyholders’ account balances	$2,763,730	$10,585	$2,774,315
Future policy benefits	2,303,407	(173,365)	2,130,042
Market risk benefit liabilities	0	558,624	558,624
Other liabilities	147,908	24,397	172,305
Total liabilities	19,149,549	420,241	19,569,790

Retained earnings	439,236	(153,803)	285,433
Accumulated other comprehensive income (loss)	(188,151)	151,961	(36,190)
Total equity	1,028,497	(1,842)	1,026,655
TOTAL LIABILITIES AND EQUITY	$20,178,046	$418,399	$20,596,445

	December 31, 2021
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
Deferred policy acquisition costs	$290,299	$18,445	$308,744
Reinsurance recoverables	3,601,212	(426,017)	3,175,195
Income tax assets	5,842	16,311	22,153
Market risk benefit assets	0	940,706	940,706
Other assets	17,581	31,286	48,867
TOTAL ASSETS	$24,456,215	$580,731	$25,036,946
Policyholders’ account balances	$2,608,640	$91,294	$2,699,934
Future policy benefits	2,757,941	(396,818)	2,361,123
Market risk benefit liabilities	0	940,706	940,706
Other liabilities	194,123	6,910	201,033
Total liabilities	23,485,503	642,092	24,127,595

Retained earnings	387,957	(32,695)	355,262
Accumulated other comprehensive income (loss)	130,653	(28,666)	101,987
Total equity	970,712	(61,361)	909,351
TOTAL LIABILITIES AND EQUITY	$24,456,215	$580,731	$25,036,946
Statements of Operations and Comprehensive Income (Loss):

	Year Ended December 31, 2022
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
REVENUES
Premiums	$34,901	$(1,193)	$33,708
Policy charges and fee income	85,416	(27,682)	57,734
Realized investment gains (losses), net	13,416	419	13,835
Change in value of market risk benefits, net of related hedging gain (loss)	0	(142,046)	(142,046)
TOTAL REVENUES	238,452	(170,502)	67,950
BENEFITS AND EXPENSES
Policyholders’ benefits	55,094	(26,905)	28,189
Change in estimates of liability for future policy benefits	0	16,631	16,631
Amortization of deferred policy acquisition costs	24,512	(5,222)	19,290
General, administrative and other expenses	58,570	(1,705)	56,865
TOTAL BENEFITS AND EXPENSES	185,754	(17,201)	168,553
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	52,698	(153,301)	(100,603)
Income tax expense (benefit)	1,419	(32,193)	(30,774)
NET INCOME (LOSS)	$51,279	$(121,108)	$(69,829)
Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses)	(403,214)	26,729	(376,485)
Interest rate remeasurement of future policy benefits	0	59,867	59,867
Gain (loss) from changes in non-performance risk on market risk benefits	0	142,046	142,046
Total	(403,550)	228,642	(174,908)
Less: Income tax expense (benefit) related to other comprehensive income (loss)	(84,746)	48,015	(36,731)
Other comprehensive income (loss), net of taxes	(318,804)	180,627	(138,177)
Comprehensive income (loss)	$(267,525)	$59,519	$(208,006)

	Year Ended December 31, 2021
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
REVENUES
Premiums	$29,945	$(1,196)	$28,749
Policy charges and fee income	89,781	(17,619)	72,162
Realized investment gains (losses), net	1,968	(1,453)	515
Change in value of market risk benefits, net of related hedging gain (loss)	0	39,670	39,670
TOTAL REVENUES	231,841	19,402	251,243
BENEFITS AND EXPENSES
Policyholders’ benefits	48,516	(7,737)	40,779
Change in estimates of liability for future policy benefits	0	2,819	2,819
Amortization of deferred policy acquisition costs	24,203	(6,005)	18,198
General, administrative and other expenses	52,194	(1,467)	50,727
TOTAL BENEFITS AND EXPENSES	167,917	(12,390)	155,527
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	63,924	31,792	95,716
Income tax expense (benefit)	4,417	6,676	11,093
NET INCOME (LOSS)	$59,507	$25,116	$84,623
Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses)	(69,049)	1,788	(67,261)
Interest rate remeasurement of future policy benefits	0	13,404	13,404
Gain (loss) from changes in non-performance risk on market risk benefits	0	(39,669)	(39,669)
Total	(69,308)	(24,477)	(93,785)
Less: Income tax expense (benefit) related to other comprehensive income (loss)	(14,554)	(5,140)	(19,694)
Other comprehensive income (loss), net of taxes	(54,754)	(19,337)	(74,091)
Comprehensive income (loss)	$4,753	$5,779	$10,532
Statements of Cash Flows:

	Year Ended December 31, 2022
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$51,279	$(121,108)	$(69,829)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Policy charges and fee income	(19,960)	16,778	(3,182)
Realized investment (gains) losses, net	(13,416)	(419)	(13,835)
Change in value of market risk benefits, net of related hedging (gains) losses	0	142,046	142,046
Change in:
Future policy benefits and other insurance liabilities	222,224	200,751	422,975
Reinsurance recoverables	(268,022)	(97,379)	(365,401)
Deferred policy acquisition costs	(38,058)	(5,072)	(43,130)
Income taxes	23,831	(32,193)	(8,362)
Other, net (1)	424	(103,404)	(102,980)
Cash flows from (used in) operating activities	$10,784	$0	$10,784
(1)    Prior period has been reclassified to conform to the current period presentation.

	Year Ended December 31, 2021
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$59,507	$25,116	$84,623
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Policy charges and fee income	(21,724)	28,429	6,705
Realized investment (gains) losses, net	(1,968)	1,453	(515)
Change in value of market risk benefits, net of related hedging (gains) losses	0	(39,670)	(39,670)
Change in:
Future policy benefits and other insurance liabilities	294,654	21,128	315,782
Reinsurance recoverables	(209,431)	93,400	(116,031)
Deferred policy acquisition costs	(58,421)	(6,105)	(64,526)
Income taxes	(2,127)	6,677	4,550
Other, net (1)	7,329	(130,428)	(123,099)
Cash flows from (used in) operating activities	$130,538	$0	$130,538
(1)    Prior period has been reclassified to conform to the current period presentation.

The following tables detail the January 1, 2021 transition adjustments by providing a rollforward of the ending reported balances as of December 31, 2020 to the opening balances as of January 1, 2021 for retained earnings, accumulated other comprehensive income (“AOCI”) and the impacted insurance-related balances.

January 1, 2021
Retained Earnings
(in thousands)
Balance after-tax, prior to transition	$328,450
Reclassification of market risk benefits non-performance risk to accumulated other comprehensive income(1)	(60,792)
Updates to certain universal life contract liabilities(2)	(20,108)
Other(3)	7,722
Total pre-tax adjustments	(73,178)
Tax impacts	15,367
Balance after-tax, after transition	$270,639
(1)    Reflects the cumulative impact of changes in the fair value of market risk benefits (“MRB”) non-performance risk (“NPR”) from the date of contract issuance to January 1, 2021. These amounts were previously recorded in retained earnings but are now reflected in AOCI under the new guidance.
(2)    Reflects the impact on additional insurance reserves ("AIR") and other related balances primarily related to the no-lapse guarantee features on certain universal life contracts. For additional information, see Note 2.
(3)    Primarily reflects the reassessment of deferred reinsurance losses ("DRL").

January 1, 2021
Accumulated Other Comprehensive Income
(in thousands)
Balance after-tax, prior to transition	$185,407
Interest rate remeasurement of future policy benefits	(57,440)
Reclassification of market risk benefits non-performance risk to accumulated other comprehensive income(1)	60,792
Unwinding amounts related to unrealized investment gains and losses(2)	(15,161)
Total pre-tax adjustments	(11,809)
Tax impacts	2,480
Balance after-tax, after transition	$176,078
(1)    Reflects the cumulative impact of changes in NPR on the fair value of market risk benefits from the date of contract issuance to January 1, 2021. These amounts were previously recorded in retained earnings but are now reflected in AOCI under the new guidance.
(2)    Primarily reflects amounts related to DAC and other balances as unrealized investment gains or losses no longer impact the amortization pattern of such balances under the new guidance. Also includes the impacts from updates to reserves and other related balances for certain universal life contracts. For additional information, see Note 2.

	January 1, 2021
	Deferred Policy Acquisition Costs
	Term Life	Variable/Universal Life	Total
	(in thousands)
Balance prior to transition	$51,526	$172,899	$224,425
Unwinding amounts related to unrealized investment gains and losses	0	21,714	21,714
Other(1)	1	(1,922)	(1,921)
Balance after transition	$51,527	$192,691	$244,218
(1)    Represents miscellaneous model refinements.

January 1, 2021
Deferred Reinsurance Losses(1)
Variable Annuities
(in thousands)
Balance prior to transition	$15,209
Unwinding amounts related to unrealized investment gains and losses	1,187
Effect of change in reserve basis to market risk benefits	4,236
Balance after transition	$20,632
(1)    Deferred reinsurance losses are included in "Other assets".

	January 1, 2021
	Benefit Reserves(1)
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance prior to transition	$1,049,445	$16,468	$1,065,913
Changes in cash flow assumptions and other activity	30	(687)	(657)
Balance after transition, at original discount rate	1,049,475	15,781	1,065,256
Cumulative changes in discount rate assumptions	401,072	2,188	403,260
Balance after transition, at current discount rate	1,450,547	17,969	1,468,516
Less: Reinsurance recoverable	1,264,199	17,944	1,282,143
Balance after transition, net of reinsurance recoverable	$186,348	$25	$186,373
(1)    Benefit reserves, excluding amounts for reinsurance recoverable, are included in "Future policy benefits". For additional information on the liability for future policy benefits, see Note 8.

January 1, 2021
Deferred Profit Liability(1)
Fixed Annuities
(in thousands)
Balance prior to transition	$102
Changes in benefit reserves	882
Balance after transition	984
Less: Reinsurance recoverable	984
Balance after transition, net of reinsurance recoverable	$0
(1)    Deferred profit liability ("DPL"), excluding amounts for reinsurance recoverable, is included in "Future policy benefits". For additional information regarding the liability for future policy benefits, see Note 8.

	January 1, 2021
	Additional Insurance Reserves(1)
	Variable/Universal Life	Variable Annuities	Total
	(in thousands)
Balance prior to transition	$513,812	$24,433	$538,245
Unwinding amounts related to unrealized investment gains and losses	(109,355)	(1,698)	(111,053)
Balance prior to transition, excluding amounts related to unrealized investment gains and losses	404,457	22,735	427,192
Reclassification of future policy benefits additional insurance reserves to market risk benefits	0	(22,735)	(22,735)
Updates to certain universal life contract liabilities(2)	142,726	0	142,726
Balance after transition, excluding amounts related to unrealized investment gains and losses	547,183	0	547,183
Amounts related to unrealized investment gains and losses after transition	95,331	0	95,331
Balance after transition	642,514	0	642,514
Less: Reinsurance recoverable	613,009	0	613,009
Balance after transition, net of reinsurance recoverable	$29,505	$0	$29,505
(1)    AIR, excluding amounts for reinsurance recoverable, are included in "Future policy benefits". For additional information regarding the liability for future policy benefits, see Note 8.
(2)    For additional information regarding updates to reserves and other related balances for certain universal life contracts, see Note 2.

January 1, 2021
Unearned Revenue Reserves(1)
Variable/Universal Life
(in thousands)
Balance prior to transition	$94,480
Unwinding amounts related to unrealized investment gains and losses and other activity	92,103
Balance after transition	186,583
Less: Reinsurance recoverable	45,019
Balance after transition, net of reinsurance recoverable	$141,564
(1)    Unearned revenue reserves ("URR") are included in "Policyholders' account balances". For additional information regarding the liability for policyholders' account balances, see Note 9.

January 1, 2021
Market Risk Benefits(1)
Variable Annuities
(in thousands)
Liability for guaranteed benefits recorded at fair value, prior to transition	$1,195,470
Additional insurance reserves to be reclassed to market risk benefits, prior to transition, excluding amounts related to unrealized investment gains and losses	22,735
Total liability prior to transition	1,218,205
Change in reserve basis to market risk benefits framework	(12,634)
Market risk benefits after transition, at current non-performance risk value	1,205,571
Less: Reinsured market risk benefits	1,205,571
Market risk benefits after transition, net of reinsurance	0

Market risk benefits after transition, at contract inception non-performance risk value	$1,266,363
Cumulative change in non-performance risk	60,792
Market risk benefits after transition, at current non-performance risk value	$1,205,571
(1)    For additional information regarding market risk benefits, see Note 10.

January 1, 2021
Cost of Reinsurance(1)
Variable/ Universal Life
(in thousands)
Balance prior to transition	$85,773
Unwinding amounts related to unrealized investment gains and losses	(34,617)
Balance prior to transition, excluding amounts related to unrealized investment gains and losses	51,156
Impact from updates to certain universal life contract liabilities(2)	14,045
Balance after transition, excluding amounts related to unrealized investment gains and losses	65,201
Amounts related to unrealized investment gains and losses after transition	27,620
Balance after transition	$92,821
(1)    Cost of reinsurance is included in "Other liabilities".
(2)    For additional information regarding updates to reserves and other related balances for certain universal life contracts, see Note 2.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining future policy benefits; policyholders' account balances and reinsurance related to the fair value of embedded derivative instruments associated with the index-linked features of certain universal life and annuity products; market risk benefits; the valuation of investments including derivatives, the measurement of allowance for credit losses, and the recognition of other-than-temporary impairments; reinsurance recoverables; any provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.

COVID-19

Since the first quarter of 2020, the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets. The pandemic has adversely impacted, and may continue to adversely impact, the Company's results of operations, financial condition and cash flows. The risks have manifested, and may continue to manifest, in the Company's financial statements in the areas of, among others, (i) insurance liabilities and related balances: potential changes to assumptions regarding investment returns, mortality and policyholder behavior which are reflected in our insurance liabilities and certain related balances (e.g., DAC, etc.); and (ii) investments: increased risk of loss on our investments due to default or deterioration in credit quality or value. The Company cannot predict what impact the COVID-19 pandemic will ultimately have on its businesses.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

Out of Period Adjustments

In 2022, the Company recorded out of period adjustments resulting in an aggregate net benefit of $1 million to "Income (loss) from operations before income taxes". These adjustments relate to reserves for certain universal and variable life products and certain portions of reinsurance activity.

Management has evaluated the impact of all out of period adjustments, both individually and in the aggregate, and concluded that they are not material to any current or previously reported quarterly or annual financial statements.